November 10, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Definitive Proxy Materials for First American Strategy Funds, Inc. File No.: 811-07687
To the Commission:
     On behalf of First American Strategy Funds, Inc. (the “Registrant”), electronically transmitted herewith is the definitive proxy statement on Schedule 14A and form of proxy. It is expected that the proxy materials will be mailed on or about November 12, 2010.
     Please direct any questions or comments regarding this filing to the undersigned at (312) 609-7732.

Very truly yours,
/s/ Jennifer Goodman
Jennifer Goodman